Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related parties
Name of related parties	Relationship with the Company
Dong Hu	Chief executive officer (CEO) of the Company
Hong Kong Dewang Limited	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Zhejiang Wansi Computer Manufacturing Company Limited	68% owned by Aiqun Jiang, spouse of Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd.	Controlled by Dong Hu
Top Max Limited	Controlled by Dong Hu
Shubo Qian	Brother-in-law of Dong Hu
Jun Hu	Sister of Dong Hu

Schedule of long-term loans from related party
	As of December 31, 2020	As of December 31, 2019
Hong Kong Dewang Limited	$-	$17,632,000

Schedule of due to related party
	As of	As of
	December 31,	December 31,
	2020	2019
Zhejiang Wansi Computer Manufacturing Company Limited	$5,652,833	$6,242,824